Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Loss Before Income Taxes
Loss before income taxes is comprised of (in thousands):

	Years Ended December 31,
	2017	2016	2015
	(as revised)
United States	$(108,691)	$(83,217)	$(61,422)
Foreign	(11,593)	—	—
Loss before income tax expense	$(120,284)	$(83,217)	$(61,422)

Provision for Income Taxes
The provision (benefit) for income taxes is comprised of (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current:
Federal	$—	$—	$—
State	1,041	—	—
Foreign	234	—	—
Total current	1,275	—	—

Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred	—	—	—
Income tax expense	$1,275	$—	$—

Reconciliation of Statutory to Effective Tax Rate
The reconciliation between our effective tax rate on loss from continuing operations and the statutory U.S. tax rate is as follows (in thousands):

	Years Ended December 31,
	2017		2016		2015
	(as revised)
Pre-tax loss	$(120,284)		$(83,217)		$(61,422)
Statutory rate	(42,099)	35.0%	(29,126)	35.0%	(21,498)	35.0%
State income tax net of federal benefit	(2,371)	2.0%	(4,099)	4.9%	(3,194)	5.2%
Impact of foreign tax rate differential	4,072	(3.4)%	—	0.0%	—	0.0%
Net change in valuation allowance	(18,917)	15.7%	43,438	(52.1)%	30,857	(50.2)%
Tax credits	4,189	(3.5)%	(11,007)	13.2%	(6,187)	10.0%
IPO/Deconsolidation adjustment	37,911	(31.5)%	—	0.0%	—	0.0%
Tax Cut and Jobs Act	19,046	(15.8)%	—	0.0%	—	0.0%
Nondeductible items and other	(556)	0.5%	794	(1.0)%	22	0.0%
Effective rate	$1,275	(1.0)%	$—	0.0%	$—	0.0%

Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities as of December 31, 2017 and 2016 are as follows (in thousands):

	December 31,
	2017	2016
Deferred Tax Assets:	(as revised)
Net operating loss carryovers	$1,157	$48,813
Tax credits	29,334	30,057
Stock-based compensation	7,515	6,620
Deferred revenue	29,256	—
Other	240	1,251
Total deferred tax assets	67,502	86,741

Deferred Tax Liabilities:
Intangible assets	(125)	(281)
Total deferred tax liabilities	(125)	(281)
Valuation allowance	(67,377)	(86,460)

Net deferred tax assets and liabilities	$—	$—

Gross Unrecognized Tax Benefits
The following table summarizes our gross unrecognized tax benefits (in thousands):

	Years Ended December 31,
	2017	2016	2015
Beginning balance of unrecognized tax benefits	$5,012	$1,766	$138
Additions related to the current year	1,723	3,246	1,628
Decreases related to prior year tax positions	(1,734)	—	—
Ending balance of unrecognized tax benefits	$5,001	$5,012	$1,766